UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY             August 7, 2003
---------------------          -----------------            ----------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $146,017,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                             MARKET                     DIS-
                                    TITLE OF      CUSIP      VALUE    SHARES OR   PUT/  CRE-              VOTING AUTHORITY
 NAME OF ISSUER                      CLASS        NUMBER    (x$1000)   PRN AMT    CALL  TION   MANAGER  SOLE   SHARED  NONE
 --------------                      -----        ------    --------   -------    ----  ----   -------  ----   ------  ----
Advanced Medical Optics Inc.          COM        00763M108    8,523    499,900         SHARED   WAM            499,900
Aventis                          Sponsored ADR   053561106    3,337     61,000         SHARED   WAM             61,000
Berkshire Hathaway Inc-Del            Cl A       084670108   17,400        240         SHARED   WAM                240
Brookfield Homes Corp.                COM        112723101    2,611    169,300         SHARED   WAM            169,300
Comcast Corp-Special                Cl A Spl     20030N200   14,367    495,600         SHARED   WAM            495,600
Dade Behring Holdings Inc.            COM        23342J206    8,189    362,200         SHARED   WAM            362,200
Enpro Industries Inc.                 COM        29355X107    3,456    323,300         SHARED   WAM            323,300
Hasbro Inc.                           COM        418056107    5,553    317,500         SHARED   WAM            317,500
Imagistics Int'l. Inc.                COM        45247T104   25,232    978,000         SHARED   WAM            978,000
Interactive Data Corp.                COM        45840J107   16,572    980,615         SHARED   WAM            980,615
Joy Global Inc.                       COM        481165108    1,826    123,559         SHARED   WAM            123,559
Media General Inc                     Cl A       584404107   18,378    321,300         SHARED   WAM            321,300
Provident Financial Services Inc.     COM        74386T105      797     41,840         SHARED   WAM             41,840
Stage Stores Inc. NEW                 COM        85254C305   18,985    807,864         SHARED   WAM            807,864
Topps Co. Inc.                        COM        890786106      791     93,400         SHARED   WAM             93,400
                                                            -------
Total                                                       146,017
                                                            =======